Hedge Accounting - Additional Information (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Detailed Information about Hedges [Line Items]
Description of type of hedge	There are three types of hedge relations Fair value hedge, Cash flow hedge, and Hedge of net investment in foreign operations.
Risk factor designated coverage ratio	100.00%
Cash flow hedge reserve recognized	R$ (81)	R$ (29)	R$ (2,815)
Cash flow hedges [member]
Disclosure of Detailed Information about Hedges [Line Items]
Cash flow hedge reserve	(1,615)
Cash flow hedge reserve recognized	R$ (499)